SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Description
Balance at beginning of year	$ 2,999	$ 4,182	$ 3,921
Additions (reductions) charged (credited) to expense	11,217	8,658	10,320
Deductions	9,770	9,841	10,059
Balance at End of Year	4,446	2,999	4,182
Reserve for bad debts
Description
Balance at beginning of year	1,398	1,462	998
Additions (reductions) charged (credited) to expense	29	16	511
Deductions	127	80	47
Balance at End of Year	1,300	1,398	1,462
Reserve for cash discounts
Description
Balance at beginning of year	644	680	733
Additions (reductions) charged (credited) to expense	9,667	9,725	9,959
Deductions	9,643	9,761	10,012
Balance at End of Year	668	644	680
Deferred tax asset valuation
Description
Balance at beginning of year	957	2,040	2,190
Additions (reductions) charged (credited) to expense	1,521	(1,083)	(150)
Balance at End of Year	$ 2,478	$ 957	$ 2,040